Stock-Based Compensation (Details) - Schedule of stock option activity - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	11 Months Ended
	Jan. 27, 2021	Jun. 30, 2021	Dec. 31, 2020	Feb. 10, 2020
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding Beginning balance	215,769,994	215,769,994
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (Years), Outstanding Beginning balance		8 years 9 months
Aggregate Intrinsic Value, Outstanding Beginning balance		$ 885	$ 885	$ 2,197
Number of Options, Granted		26,831,376	96,012,077
Weighted Average Exercise Price, Granted		$ 0.58	$ 0.34
Number of Options, Exercised		(18,871,140)	(383,994)
Weighted Average Exercise Price, Exercised		$ 0.32	$ 0.34
Number of Options, Cancelled/forfeited		(3,452,693)	(31,189,078)
Weighted Average Exercise Price, Cancelled/forfeited		$ 0.35	$ 0.32
Number of Options, Outstanding Ending balance		220,277,537	215,769,994
Weighted Average Exercise Price, Outstanding Ending balance		$ 0.38	$ 0.35
Weighted Average Remaining Contractual Life (Years), Outstanding Ending balance		8 years 5 months 15 days
Aggregate Intrinsic Value, Outstanding Ending balance		$ 263,084
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding Beginning balance	45,932,116	45,932,116
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (Years), Outstanding Beginning balance		9 years 3 months 3 days
Aggregate Intrinsic Value, Outstanding Beginning balance		$ 1,174	$ 1,174
Number of Options, Granted	2,827,695	30,043,068	38,447,116
Weighted Average Exercise Price, Granted	$ 0.391	$ 0.97	$ 0.35
Number of Options, Exercised		(4,377,118)
Weighted Average Exercise Price, Exercised		$ 0.36
Number of Options, Cancelled/forfeited		(5,880,833)
Weighted Average Exercise Price, Cancelled/forfeited		$ 0.36
Number of Options, Outstanding Ending balance		65,717,233	45,932,116
Weighted Average Exercise Price, Outstanding Ending balance		$ 0.63	$ 0.35
Weighted Average Remaining Contractual Life (Years), Outstanding Ending balance		7 years 6 months 14 days
Aggregate Intrinsic Value, Outstanding Ending balance		$ 27,294